Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Dec. 18, 2015	Nov. 30, 2015	Nov. 30, 2014
Class A Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Medalist Partners MBS Total Return Fund Class A Shares (with sales charge)
Account Value	$ 1,293,793	$ 1,112,732	$ 1,009,165	$ 1,175,495	$ 1,074,016	$ 1,182,055	$ 1,134,498	$ 1,091,762	$ 1,026,643	$ 1,000,000
Investor Share Class
Account Value [Line Items]
Line Graph and Table Measure Name	Medalist Partners MBS Total Return Fund Investor Share Class
Account Value	$ 1,346,008	1,157,423	1,050,867	1,224,282	1,118,486	1,232,315	1,182,727	1,138,162	1,070,341		$ 1,042,553	$ 1,000,000
Institutional Share Class
Account Value [Line Items]
Line Graph and Table Measure Name	Medalist Partners MBS Total Return Fund Institutional Share Class
Account Value	$ 1,376,326	1,180,331	1,070,118	1,242,407	1,132,002	1,247,865	1,194,688	1,146,495	1,075,564		1,045,069	1,000,000
Investor Share Class
Account Value [Line Items]
Line Graph and Table Measure Name	Medalist Partners Short Duration Fund Investor Share Class
Account Value	$ 1,293,420	1,188,917	1,095,041	1,126,559	1,101,776	1,117,738	1,083,055	1,060,050	1,030,210		1,012,282	1,000,000
Institutional Share Class
Account Value [Line Items]
Line Graph and Table Measure Name	Medalist Partners Short Duration Fund Institutional Share Class
Account Value	$ 1,324,168	1,214,131	1,115,459	1,145,942	1,116,765	1,131,295	1,094,344	1,068,203	1,035,505		1,014,838	1,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,152,807	1,078,649	1,066,072	1,223,115	1,237,388	1,153,377	1,041,037	1,055,199	1,022,339	1,000,000
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Account Value	$ 1,095,802	1,020,977	1,018,312	1,150,628	1,159,215	1,115,314	1,032,874	1,037,910	1,016,179	$ 1,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,163,284	1,088,452	1,075,761	1,234,231	1,248,633	1,163,859	1,050,498	1,064,789	1,031,630		1,009,703	1,000,000
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Account Value	$ 1,114,685	1,038,570	1,035,860	1,170,456	1,179,191	1,134,534	1,050,673	1,055,795	1,033,690		1,016,994	1,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,163,284	1,088,452	1,075,761	1,234,231	1,248,633	1,163,859	1,050,498	1,064,789	1,031,630		1,009,703	1,000,000
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Account Value	$ 1,114,685	1,038,570	1,035,860	1,170,456	1,179,191	1,134,534	1,050,673	1,055,795	1,033,690		1,016,994	1,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,163,284	1,088,452	1,075,761	1,234,231	1,248,633	1,163,859	1,050,498	1,064,789	1,031,630		1,009,703	1,000,000
Bloomberg 1-3 Year Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government Index
Account Value	$ 1,142,325	1,087,945	1,053,057	1,098,954	1,102,673	1,067,339	1,024,306	1,016,427	1,011,684		1,004,256	1,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,163,284	1,088,452	1,075,761	1,234,231	1,248,633	1,163,859	1,050,498	1,064,789	1,031,630		1,009,703	1,000,000
Bloomberg 1-3 Year Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government Index
Account Value	$ 1,142,325	$ 1,087,945	$ 1,053,057	$ 1,098,954	$ 1,102,673	$ 1,067,339	$ 1,024,306	$ 1,016,427	$ 1,011,684		$ 1,004,256	$ 1,000,000